Guarantees, commitments and risks - Expected payments under contractual obligations (Details) € in Millions	Dec. 31, 2019 EUR (€)
Guarantees, commitments and risks
Contractual obligations	€ 142,662
within 1 year
Guarantees, commitments and risks
Contractual obligations	10,679
Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	10,606
Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	9,949
Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	9,947
Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	10,344
beyond 5 years
Guarantees, commitments and risks
Contractual obligations	91,137
Decommissioning liabilities
Guarantees, commitments and risks
Contractual obligations	13,474
Decommissioning liabilities | within 1 year
Guarantees, commitments and risks
Contractual obligations	331
Decommissioning liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	325
Decommissioning liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	163
Decommissioning liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	179
Decommissioning liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	424
Decommissioning liabilities | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	12,052
Environmental liabilities
Guarantees, commitments and risks
Contractual obligations	2,591
Environmental liabilities | within 1 year
Guarantees, commitments and risks
Contractual obligations	403
Environmental liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	368
Environmental liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	319
Environmental liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	238
Environmental liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	198
Environmental liabilities | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	1,065
Purchase obligations
Guarantees, commitments and risks
Contractual obligations	126,483
Purchase obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	9,938
Purchase obligations | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	9,912
Purchase obligations | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	9,467
Purchase obligations | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	9,530
Purchase obligations | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	9,722
Purchase obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	77,914
Gas take or pay contracts
Guarantees, commitments and risks
Contractual obligations	120,918
Gas take or pay contracts | within 1 year
Guarantees, commitments and risks
Contractual obligations	7,117
Gas take or pay contracts | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	9,140
Gas take or pay contracts | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	8,912
Gas take or pay contracts | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	9,100
Gas take or pay contracts | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	9,410
Gas take or pay contracts | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	77,239
Gas ship or pay contracts
Guarantees, commitments and risks
Contractual obligations	3,410
Gas ship or pay contracts | within 1 year
Guarantees, commitments and risks
Contractual obligations	1,070
Gas ship or pay contracts | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	532
Gas ship or pay contracts | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	454
Gas ship or pay contracts | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	412
Gas ship or pay contracts | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	296
Gas ship or pay contracts | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	646
Other purchase obligations
Guarantees, commitments and risks
Contractual obligations	2,155
Other purchase obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	1,751
Other purchase obligations | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	240
Other purchase obligations | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	101
Other purchase obligations | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	18
Other purchase obligations | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	16
Other purchase obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	29
Other obligations
Guarantees, commitments and risks
Contractual obligations	114
Other obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	7
Other obligations | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	1
Other obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	106
Memorandum of intent Val d'Agri
Guarantees, commitments and risks
Contractual obligations	114
Memorandum of intent Val d'Agri | within 1 year
Guarantees, commitments and risks
Contractual obligations	7
Memorandum of intent Val d'Agri | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	1
Memorandum of intent Val d'Agri | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	€ 106